Business segment information - Schedule of Certain Information Regarding the Bank's Operations by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Reporting Segment [Line Items]
Interest income	$ 785,032	$ 679,260	$ 332,621
Interest expense	(525,821)	(446,077)	(184,610)
Inter-segment net interest income	0	0	0
Net interest income	259,211	233,183	148,011
Other income (expense), net	44,425	32,936	18,661
Total revenues	303,636	266,119	166,672
Provision for credit losses	(17,299)	(27,463)	(19,521)
Operating expenses	(80,464)	(72,498)	(55,111)
Segment profit	205,873	166,158	92,040
Segment assets	11,858,673	10,743,792	9,283,910
Total liabilities	10,521,464	9,539,968	8,214,563
Reportable segments
Disclosure of Reporting Segment [Line Items]
Segment profit	205,873	166,158	92,040
Segment assets	11,841,622	10,729,764	9,277,293
Total liabilities	10,476,033	9,486,234	8,187,752
Commercial
Disclosure of Reporting Segment [Line Items]
Interest income	641,677	566,212	289,785
Interest expense	(496)	(467)	(463)
Inter-segment net interest income	(410,222)	(361,997)	(155,968)
Net interest income	230,959	203,748	133,354
Other income (expense), net	45,436	33,792	20,809
Total revenues	276,395	237,540	154,163
Provision for credit losses	(17,930)	(26,785)	(13,376)
Operating expenses	(63,983)	(57,324)	(43,156)
Commercial | Reportable segments
Disclosure of Reporting Segment [Line Items]
Segment profit	194,482	153,431	97,631
Segment assets	8,649,283	7,498,230	6,940,335
Total liabilities	265,826	279,853	180,369
Treasury
Disclosure of Reporting Segment [Line Items]
Interest income	143,355	113,048	42,836
Interest expense	(525,325)	(445,610)	(184,147)
Inter-segment net interest income	410,222	361,997	155,968
Net interest income	28,252	29,435	14,657
Other income (expense), net	(1,011)	(856)	(2,148)
Total revenues	27,241	28,579	12,509
Provision for credit losses	631	(678)	(6,145)
Operating expenses	(16,481)	(15,174)	(11,955)
Treasury | Reportable segments
Disclosure of Reporting Segment [Line Items]
Segment profit	11,391	12,727	(5,591)
Segment assets	3,192,339	3,231,534	2,336,958
Total liabilities	$ 10,210,207	$ 9,206,381	$ 8,007,383